Investment Risks	Dec. 31, 2025
MML Focused Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.

MML Focused Equity Fund | Indexing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indexing Risk The Fund’s performance may not track the performance of the index due to a number of factors, including fees and expenses of the Fund, the Fund’s cash positions, and differences between securities held by the Fund and the securities comprising the index which may result from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used.

MML Focused Equity Fund | Issuer Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer Focus Risk Although the Fund is classified as a diversified fund, it may focus its investments in a relatively small number of issuers, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing. The greater the Fund’s exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund’s shares.

MML Focused Equity Fund | REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments. As a shareholder in a REIT, the Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

MML Foreign Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.